Loans Receivable - G Mining Ventures Term Loan (Details) - G Mining Ventures Corp, Tocantinzinho Project, Brazil	6 Months Ended
Jun. 30, 2025
Loans Receivable
Term of the loan	6 years
Percentage of final repayment upon maturity	25.00%
SOFR
Loans Receivable
Spread on variable rate (as a percent)	5.75%
Interest rate after completion of test	4.75%